Expense Example - Class A and IS Shares - Federated Hermes SDG Engagement Equity Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	IS 1 Year	IS 3 Years	IS 5 Years	IS 10 Years
USD ($)	789	1,286	1,807	3,230	210	649	1,114	2,400